Interest in Other Entities (Details) - Detail 9 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																	1 Months Ended	12 Months Ended
	Dec. 15, 2023 USD ($)	Oct. 10, 2023	Sep. 30, 2023 USD ($)	Apr. 27, 2023 USD ($)	Feb. 12, 2023 USD ($)	Jan. 23, 2023	Jan. 17, 2023	Nov. 15, 2022 USD ($)	Nov. 02, 2022 USD ($)	Nov. 02, 2022 ILS (₪)	Oct. 13, 2022	Sep. 21, 2022 USD ($)	Aug. 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($)
Interest in Other Entities (Details) - Detail 9 [Line Items]
Renewable credit line												$ 1,500
Credit line percentage												70.00%
Loan interest rate					4.00%												3.20%	3.20%
Credit line				$ 1,000
Annual interest rate		4.05%	4.08%			10.00%	5.37%	9.00%
Aggregate amount					$ 180,000			$ 480,000						$ 1,000,000	$ 1,240,000	₪ 4,000		$ 3,858,000
Tax authority rate																		2.90%
Loan amount					$ 80,000			$ 200,000	$ 282,000	₪ 1,000			$ 810,000
Issued of warrants (in Shares) | shares																		480,000
Exercisable warrant (in Shares) | shares																		480,000
Exercise price per share | $ / shares																	$ 14.14	$ 14.14
Liability in connection with the warrants issued																	$ 23,000	$ 23,000
Stock incentive plan																		The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 2,500,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix had reserved 2,500,000 shares of common stock for issuance under the 2023 Plan.
Plan expense																		$ 174,000
Initial capital contribution percentage																		60.00%
Loans receivables																	376,000	$ 376,000		$ 1,011,000
Capital transactions description																		All distributions of net cash from operations and net cash from capital transactions shall be made as follows: (a) First, one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (b) Second, one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (c) Third, one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (d) Thereafter, pro rata to the Company and Zig Investment Group in accordance with their percentage interests.
Description of initial capital contribution percentage																		the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.
Issuance of amount																		$ 1,545,000
Investment purchase price																		455,000
Bank Leumi [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Credit line			$ 2,500
Annual interest rate											2.92%
Viewbix Ltd. [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Other lenders																	234,000	$ 234,000
ViewBix Inc. [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Exercise price per share | ₪ / shares																			₪ 0.5
Granted shares																		51,020
Zig Investment Group [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Investments amount																	2,000,000	$ 2,000,000
Initial capital contribution percentage																		40.00%
Zig Miami 54 [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Aggregate amount	$ 2,250,000
Loan amount	$ 1,350,000
Loans receivables																	1,500	$ 1,500
Investment purchase price																	$ 455,000
SOFR [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Loan interest rate												3.52%
Warrants [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Issued of warrants (in Shares) | shares																		200,000
Cortex Media Group Ltd [Member]
Interest in Other Entities (Details) - Detail 9 [Line Items]
Credit line																		$ 1,500